Cover	May 03, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2022
Entity File Number	1-8787
Entity Registrant Name	AMERICAN INTERNATIONAL GROUP, INC.
Entity Central Index Key	0000005272
Entity Tax Identification Number	13-2592361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1271 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	770-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Par Value $2.50 Per Share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $2.50 Per Share
Trading Symbol	AIG
Security Exchange Name	NYSE
5.75% Series A-2 Junior Subordinated Debentures
Document Information [Line Items]
Title of 12(b) Security	5.75% Series A-2 Junior Subordinated Debentures
Trading Symbol	AIG 67BP
Security Exchange Name	NYSE
4.875% Series A-3 Junior Subordinated Debentures
Document Information [Line Items]
Title of 12(b) Security	4.875% Series A-3 Junior Subordinated Debentures
Trading Symbol	AIG 67EU
Security Exchange Name	NYSE
Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/1,000th Interest in a Share of Series A 5.85% Non-Cumulative Perpetual Preferred Stock
Trading Symbol	AIG PRA
Security Exchange Name	NYSE